Goodwill Rollforward (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2014	Dec. 28, 2013
Goodwill [Roll Forward]
Beginning Balance		$ 115,328	$ 80,608
Acquisition of PGI			86,400
Acquisitions		133,647	33,699
Impairment	$ 7,600	(6,851)	0
Translation		(21,570)	1,021
Ending Balance	80,608	220,554	115,328
North America
Goodwill [Roll Forward]
Beginning Balance		73,609	39,129
Acquisitions		5,688	33,699
Impairment		0	0
Translation		(781)	781
Ending Balance	39,129	78,516	73,609
South America [Member]
Goodwill [Roll Forward]
Beginning Balance		6,851	6,851
Acquisitions		127,959	0
Impairment		(6,851)	0
Translation		(20,597)	0
Ending Balance	6,851	107,362	6,851
Europe
Goodwill [Roll Forward]
Beginning Balance		0	0
Acquisitions		0	0
Impairment		0	0
Translation		0	0
Ending Balance	0	0	0
Asia
Goodwill [Roll Forward]
Beginning Balance		34,868	34,628
Acquisitions		0	0
Impairment		0	0
Translation		(192)	240
Ending Balance	$ 34,628	$ 34,676	$ 34,868